UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

Dreyfus Municipal Funds, Inc.
200 Park Avenue
New York, NY 10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3. Investment Company Act File Number: 811-6377

Securities Act File Number: 33-42162

4(a). Last day of fiscal year for which this notice is filed:

August 31, 2012

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

Dreyfus AMT-Free Municipal Bond Fund Class A
(formerly, Dreyfus Premier AMT-Free Municipal Bond Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$36,461,738
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$37,544,231
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$30,467,541
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$68,011,772
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$-0-
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(31,550,034)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
	5(vii) (enter “0” if no fee is due):	============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$0
				=============
Dreyfus AMT-Free Municipal Bond Fund Class B
(formerly, Dreyfus Premier AMT-Free Municipal Bond Fund)
5	.	Calculation of registration fee:

		(I)	Aggregate sale price of securities sold during the	$22,354
			fiscal year pursuant to section 24(f):	--------------

		(ii)	Aggregate price of securities redeemed or	$573,895
			repurchased during the fiscal year:	--------------

		(iii)	Aggregate price of securities redeemed or	$525,261
			repurchased during any PRIOR fiscal year ending no	--------------
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees
			payable to the Commission:

		(iv)	Total available redemption credits [add Items	-$1,099,156
			5(ii) and 5(iii):	-------------

		(v)	Net Sales - if Item 5(I) is greater than Item	$0
			5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

		(vi)	Redemption credits available for use in future	$(1,076,802)
			years -- if Item 5(i) is less than Item 5(iv)	--------------
			[subtract Item 5(iv) from Item 5(I)]:

		(vii)	Multiplier for determining registration fee (See	x .0001146
			Instruction C.9):	-------------

		(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
			5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$0
				=============
Dreyfus AMT-Free Municipal Bond Fund Class C
(formerly, Dreyfus Premier AMT-Free Municipal Bond Fund)
5	.	Calculation of registration fee:

		(I)	Aggregate sale price of securities sold during the	$5,191,714
			fiscal year pursuant to section 24(f):	--------------

		(ii)	Aggregate price of securities redeemed or	$2,476,517
			repurchased during the fiscal year:	--------------

		(iii)	Aggregate price of securities redeemed or	$5,145,695
			repurchased during any PRIOR fiscal year ending no	--------------
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees
			payable to the Commission:

		(iv)	Total available redemption credits [add Items	-$7,622,212
			5(ii) and 5(iii):	-------------

		(v)	Net Sales - if Item 5(I) is greater than Item	$0
			5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

		(vi)	Redemption credits available for use in future	$(2,430,498)
			years -- if Item 5(i) is less than Item 5(iv)	--------------
			[subtract Item 5(iv) from Item 5(I)]:

		(vii)	Multiplier for determining registration fee (See	x .0001146
			Instruction C.9):	-------------

		(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
			5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$0
=============

Dreyfus AMT-Free Municipal Bond Fund Class I
(formerly, Dreyfus Premier AMT-Free Municipal Bond Fund)
5	.	Calculation of registration fee:

		(I)	Aggregate sale price of securities sold during the	$8,797,615
			fiscal year pursuant to section 24(f):	--------------

		(ii)	Aggregate price of securities redeemed or	$2,369,629
			repurchased during the fiscal year:	--------------

		(iii)	Aggregate price of securities redeemed or	$2,308,353
			repurchased during any PRIOR fiscal year ending no	--------------
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees
			payable to the Commission:

		(iv)	Total available redemption credits [add Items	-$4,677,982
			5(ii) and 5(iii):	-------------

		(v)	Net Sales - if Item 5(I) is greater than Item	$4,119,633
			5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

		(vi)	Redemption credits available for use in future	$0
			years -- if Item 5(i) is less than Item 5(iv)	--------------
			[subtract Item 5(iv) from Item 5(I)]:

		(vii)	Multiplier for determining registration fee (See	x .0001146
			Instruction C.9):	-------------

		(viii)	Registration fee due (multiply Item 5(v) by Item	=$472.11
			5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

		+$	N/A
			------------

8	.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
		plus line 7]:

		=$	472.11
			=============

Dreyfus AMT-Free Municipal Bond Fund Class Z
(formerly, Dreyfus Premier AMT-Free Municipal Bond Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$15,429,926
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$16,682,990
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$39,271,996
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$55,954,986
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(40,525,060)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

				+$ N/A
				------------

		9. Total of the amount of the registration fee due plus any interest due [line 5(viii)
		plus line 7]:

				=$0
				=============

Dreyfus BASIC Municipal Money Market Fund
5	.	Calculation of registration fee:

		(I)	Aggregate sale price of securities sold during the	$18,841,638
			fiscal year pursuant to section 24(f):	--------------

		(ii)	Aggregate price of securities redeemed or	$72,530,103
			repurchased during the fiscal year:	--------------

		(iii)	Aggregate price of securities redeemed or	$951,088,953
			repurchased during any PRIOR fiscal year ending no	--------------
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees
			payable to the Commission:

(iv)	Total available redemption credits [add Items	-$1,023,619,056
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$-0-
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(1,004,777,418)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x. 0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0.00
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$0.00
					=============
Dreyfus BASIC New Jersey Municipal Money Market Fund
5	.	Calculation of registration fee:

		(I)	Aggregate sale price of securities sold during the		$20,494,803
			fiscal year pursuant to section 24(f):	-	--------------

		(ii)	Aggregate price of securities redeemed or		$33,638,340
			repurchased during the fiscal year:	-	--------------

		(iii)	Aggregate price of securities redeemed or		$75,824,427
			repurchased during any PRIOR fiscal year ending no	-	--------------
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees
			payable to the Commission:

		(iv)	Total available redemption credits [add Items		-$109,462,767
			5(ii) and 5(iii):	-	-------------

		(v)	Net Sales - if Item 5(I) is greater than Item		$-0-
			5(iv) [subtract Item 5(iv) from Item 5(i)]:	-	--------------

		(vi)	Redemption credits available for use in future		$(88,967,964)
			years -- if Item 5(i) is less than Item 5(iv)	-	--------------
			[subtract Item 5(iv) from Item 5(I)]:

		(vii)	Multiplier for determining registration fee (See		X .0001146
			Instruction C.9):	-	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$-0-
				=============
Dreyfus High Yield Municipal Bond Fund- Class A
(formerly, Dreyfus Premier High Yield Municipal Bond Fund)
5	.	Calculation of registration fee:

		(I)	Aggregate sale price of securities sold during the	$20,919,371
			fiscal year pursuant to section 24(f):	--------------

		(ii)	Aggregate price of securities redeemed or	$20,539,551
			repurchased during the fiscal year:	--------------

		(iii)	Aggregate price of securities redeemed or	$13,395,166
			repurchased during any PRIOR fiscal year ending no	--------------
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees
			payable to the Commission:

		(iv)	Total available redemption credits [add Items	$33,934,717
			5(ii) and 5(iii):	--------------

		(v)	Net Sales - if Item 5(I) is greater than Item	$0
			5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

		(vi)	Redemption credits available for use in future	$(13,015,346)
			years -- if Item 5(i) is less than Item 5(iv)	--------------
			[subtract Item 5(iv) from Item 5(I)]:

		(vii)	Multiplier for determining registration fee (See	x.0001146
			Instruction C.9):	-------------

		(viii)	Registration fee due (multiply Item 5(v) by Item	$0
			5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$0
				=============

Dreyfus High Yield Municipal Bond Fund -Class C
(formerly, Dreyfus Premier High Yield Municipal Bond Fund)
5	.	Calculation of registration fee:

		(I)	Aggregate sale price of securities sold during the	$5,669,924
			fiscal year pursuant to section 24(f):	--------------

		(ii)	Aggregate price of securities redeemed or	$4,834,652
			repurchased during the fiscal year:	--------------

		(iii)	Aggregate price of securities redeemed or	$4,504,729
			repurchased during any PRIOR fiscal year ending no	--------------
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees
			payable to the Commission:

		(iv)	Total available redemption credits [add Items	$(9,339,381)
			5(ii) and 5(iii):	-------------

		(v)	Net Sales - if Item 5(I) is greater than Item	$0
			5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

		(vi)	Redemption credits available for use in future	$(3,669,457)
			years -- if Item 5(i) is less than Item 5(iv)	--------------
			[subtract Item 5(iv) from Item 5(I)]:

		(vii)	Multiplier for determining registration fee (See	x .0001146
			Instruction C.9):	-------------

		(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
			5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus High Yield Municipal Bond Fund -Class I
(formerly, Dreyfus Premier High Yield Municipal Bond Fund)
5	.	Calculation of registration fee:

		(I)	Aggregate sale price of securities sold during the	$14,057,383
			fiscal year pursuant to section 24(f):	--------------

		(ii)	Aggregate price of securities redeemed or	$6,861,001
			repurchased during the fiscal year:	--------------

		(iii)	Aggregate price of securities redeemed or	$-0-
			repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

		(iv)	Total available redemption credits [add Items	-$6,861,001
			5(ii) and 5(iii):	-------------

		(v)	Net Sales - if Item 5(I) is greater than Item	$7,196,382
			5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

		(vi)	Redemption credits available for use in future	$()
			years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

		(vii)	Multiplier for determining registration fee (See	x . 0001146
			Instruction C.9):	-------------

		(viii)	Registration fee due (multiply Item 5(v) by Item	=$824.71
			5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$824.71
				=============

Dreyfus High Yield Municipal Bond Fund -Class Z
(formerly, Dreyfus Premier High Yield Municipal Bond Fund)
5	.	Calculation of registration fee:

		(I)	Aggregate sale price of securities sold during the	$6,955,327
			fiscal year pursuant to section 24(f):	--------------

		(ii)	Aggregate price of securities redeemed or	$11,977,597
			repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$53,422,049
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	$65,399,646
	5(ii) and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item	$0
	5(iv) [subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(58,444,319)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x . 0001146
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
	5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

$1,296.82
TOTAL FOR ALL:	=============

9. Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[	X	]	Wire Transfer
[		]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*	/s/ John B. Hammalian

John B. Hammalian
Vice President and Assistant Secretary

Date: September 27, 2012

* Please print the name and title of the signing officer below the signature.